Property and Equipment, Net (Details) - USD ($) $ in Thousands	Dec. 31, 2024	Dec. 31, 2023
Property, Plant and Equipment, Net [Abstract]
Property, plant and equipment, gross	$ 2,551,916	$ 2,457,069
Less: accumulated depreciation	(1,454,217)	(1,249,371)
Property, plant and equipment, net	1,097,699	1,207,698
Computers [Member]
Property, Plant and Equipment, Net [Abstract]
Property, plant and equipment, gross	1,525,593	1,472,199
Office Equipment, Furniture and Fittings [Member]
Property, Plant and Equipment, Net [Abstract]
Property, plant and equipment, gross	61,443	65,355
Leasehold Improvements [Member]
Property, Plant and Equipment, Net [Abstract]
Property, plant and equipment, gross	350,104	350,194
Transportation Assets [Member]
Property, Plant and Equipment, Net [Abstract]
Property, plant and equipment, gross	70,669	64,022
Warehouse Equipment [Member]
Property, Plant and Equipment, Net [Abstract]
Property, plant and equipment, gross	193,818	140,829
Land [Member]
Property, Plant and Equipment, Net [Abstract]
Property, plant and equipment, gross	268,032	278,756
Building [Member]
Property, Plant and Equipment, Net [Abstract]
Property, plant and equipment, gross	70,866	40,830
Construction-in-Progress [Member]
Property, Plant and Equipment, Net [Abstract]
Property, plant and equipment, gross	$ 11,391	$ 44,884